Investment Strategy - iShares U.S. Power Infrastructure ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P U.S. Power Infrastructure Select Index (the “Underlying Index”), which measures the performance of equity securities of U.S.-domiciled companies involved in U.S. power infrastructure, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Index Provider constructs the Underlying Index by including those companies within the S&P 1500 Composite Index (the “Parent Index”) that derive at least 50% of their total revenue from U.S. power infrastructure-related businesses, excluding certain oil & gas companies not involved in natural gas, as defined by FactSet’s Revere Business Industry Classification System (“RBICS”).
The U.S. power infrastructure-related businesses include the following sub-themes: (i) energy supply for electrification (ii) power generation, and (iii) power transmission, power distribution and storage which each include various RBICS groups of sub-industries. The Index Provider assigns each identified company to one of the sub-themes based on (1) the primary source of revenue or (2) other factors, including a company’s business description, when the primary source of revenue is not definitive on a sub-theme.
Constituents of the Underlying Index are weighted by float-adjusted market capitalization subject to a capping methodology at each quarterly rebalance. The capping methodology limits the weight of (1) any single company to a maximum of 6% of the Underlying Index; (2) all companies with a weight above 4.5% to an aggregate of 45% of the Underlying Index;
(3) companies in the power generation sub-theme to 50% of the Underlying Index; and (4) companies in the energy supply for electrification and power transmission, power distribution, storage sub-themes to an aggregate of 50% of the Underlying Index.
The Underlying Index is rebalanced quarterly and reconstituted annually in December.
The Underlying Index may include large-, mid- and small-capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company's Board of Directors (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the S&P U.S. Power Infrastructure Select Index (the “Underlying Index”), which measures the performance of equity securities of U.S.-domiciled companies involved in U.S. power infrastructure, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Index Provider constructs the Underlying Index by including those companies within the S&P 1500 Composite Index (the “Parent Index”) that derive at least 50% of their total revenue from U.S. power infrastructure-related businesses, excluding certain oil & gas companies not involved in natural gas, as defined by FactSet’s Revere Business Industry Classification System (“RBICS”).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses arepresentative sampling indexing strategy to manage the Fund.“Representative sampling”is an indexing strategy thatinvolves investing in a representative sample of securities or other instruments intended to collectively have an investmentprofile similar to that of an applicable underlying index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company's Board of Directors (the “Board”) upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.